Assets Pledged as Collateral or for Security - Summary of Assets Pledged as Collateral or for Security (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Assets Pledged As Collateral or For Security [abstract]
Inventories related to real estate business	$ 2,587,110	$ 93,263	$ 10,564,873
Property, plant and equipment	114,390	4,124	124,124
Investment properties	20,796,862	749,707	11,847,145
Other financial assets (including current and non-current)	444,358	16,018	460,890
Total	$ 23,942,720	$ 863,112	$ 22,997,032